(GRAPHIC APPEARS HERE)
                         (FLAG INVESTORS LOGO APPEARS HERE)

                               Managed Municipal
                                  Fund Shares

                                 Annual Report
                                October 31, 1999

PORTFOLIO DIVERSIFICATION BY STATE



                               (MAP GRAPHIC HERE)





                                State Allocation

                               % of                               % of
                             Municipal                          Municipal
                               Bonds                              Bonds

    Texas                      20.2%            Maryland           3.1%
    North Carolina             11.6             Illinois           2.7
    Washington                 10.1             Ohio               2.6
    Minnesota                   9.1             Delaware           2.0
    South Carolina              6.8             Utah               2.0
    Florida                     6.5             Missouri           1.8
    Wisconsin                   5.1             Indiana            1.6
    Kansas                      4.6             Oregon             1.5
    Tennessee                   4.5             Hawaii             0.8
    Virginia                    3.4               Total         --------
                                                                 100.0%


Average Maturity                                                13.1 years
   Average Duration                                              8.7 years
   Quality Breakdown:
         AAA                                                         60.2%
         AA                                                          39.8%

LETTER TO SHAREHOLDERS

          During a year of rising interest rates, the Fund recorded a total return of -3.61%. From the Fund's inception on February 26, 1990 through October 31, 1999, the Fund has posted a cumulative total return of 75.52%, which translates into an average annual total return of 5.98%. These figures assume the reinvestment of dividends and capital gain distributions and exclude the impact of any sales charge. Please review Additional Performance Information on page 8.

Review of Rates and Portfolio Management

          Long term Municipal interest rates rose 106 basis points, slightly more than 1% over the last year.

                30-YEAR MUNICIPAL AAA GENERAL OBLIGATIONS YIELDS

                             [GRAPHIC APPEARS HERE]


                    Date                       Yield
                  10/30/98                      4.8
                   11/6/98                     4.88
                  11/13/98                     4.87
                  11/20/98                     4.84
                  11/27/98                     4.84
                   12/4/98                     4.82
                  12/11/98                      4.8
                  12/18/98                     4.82
                  12/25/98                     4.88
                    1/1/99                     4.86
                    1/8/99                     4.92
                   1/15/99                     4.89
                   1/22/99                     4.84
                   1/29/99                     4.81
                    2/5/99                     4.86
                   2/12/99                     4.87
                   2/19/99                     4.88
                   2/26/99                     4.94
                    3/5/99                     4.99
                   3/12/99                     4.97
                   3/19/99                     4.94
                   3/26/99                     4.97
                    4/2/99                     4.99
                    4/9/99                     4.96
                   4/16/99                     4.96
                   4/23/99                     4.98
                   4/30/99                     4.97
                    5/7/99                     5.02
                   5/14/99                     5.07
                   5/21/99                     5.06
                   5/28/99                     5.08
                    6/4/99                     5.11
                   6/11/99                      5.2
                   6/18/99                      5.2
                   6/25/99                     5.28
                    7/2/99                     5.27
                    7/9/99                     5.27
                   7/16/99                      5.2
                   7/23/99                     5.22
                   7/30/99                     5.28
                    8/6/99                      5.4
                   8/13/99                     5.49
                   8/20/99                     5.59
                   8/27/99                     5.51
                    9/3/99                     5.51
                   9/10/99                     5.54
                   9/17/99                     5.58
                   9/24/99                     5.59
                   10/1/99                     5.67
                   10/8/99                     5.71
                  10/15/99                     5.79
                  10/22/99                     5.84
                  10/29/99                     5.86

Source: Bloomberg, Inc.


          Early in the year, the Fund's short maturities were increased as a way to moderate the adverse effects of rising rates. For example, holdings of five years and less maturities were increased from 13.1% of the portfolio in October, 1998 to 22.1% by February, 1999. Since February, as rates climbed, the amount in short maturities was reduced so that at the end of the fiscal year, five year and less maturities represented only 11.2% of the portfolio.

          The municipal market has good value when compared to the Treasury bond market. Tax free yields on AAA quality long term General Obligations are near their highest levels versus Treasuries, at a time when rates themselves are high. Please see the table below.

                          YIELD ON AAA MUNICIPAL GO'S
             AS A % OF U.S. TREASURY YIELDS (YEAR ENDING OCTOBER)*

  Municipal
  Maturity                         % of Comparable Treasury
------------------------------------------------------------------------------
                1993      1994      1995     1996      1997      1998     1999
  5 Year        76.1      67.9      72.4     72.4      72.3      85.6     77.1
  10 Year       78.3      71.5      78.3     77.3      78.2      90.3     84.4
  30 Year       80.0      78.4      88.3     83.4      83.1      93.4     93.2

*Source: Bloomberg, Inc.

Value in Top Quality Municipals

          At the same time rates are relatively high, the yield spread between top quality and medium grade municipals is narrow. Please see graph below comparing BAA and AAA quality long term municipals.

                     30 YEAR AAA MUNI VS. BAA 30 YEAR MUNI


                             [GRAPHIC APPEARS HERE]


                        Date                  Yield Spread
                        10/96                   62.00
                        11/96                   67.00
                        12/96                   70.00
                         1/97                   66.00
                         2/97                   59.00
                         3/97                   60.00
                         4/97                   59.00
                         5/97                   58.00
                         6/97                   59.00
                         7/97                   61.00
                         8/97                   55.00
                         9/97                   52.00
                        10/97                   50.00
                        11/97                   46.00
                        12/97                   45.00
                         1/98                   33.00
                         2/98                   32.00
                         3/98                   32.00
                         4/98                   39.00
                         5/98                   33.00
                         6/98                   32.00
                         7/98                   34.00
                         8/98                   30.00
                         9/98                   40.00
                        10/98                   41.00
                        11/98                   41.00
                        12/98                   34.00
                         1/99                   37.00
                         2/99                   31.00
                         3/99                   35.00
                         4/99                   37.00
                         5/99                   41.00
                         6/99                   42.00
                         7/99                   45.00
                         8/99                   43.00
                         9/99                   36.00
                        10/99                   32.00




          The Managed Municipal Fund does not invest in medium grade municipals, believing that a top quality approach will pay dividends in terms of bond safety and higher liquidity.

          ISI expects the level of interest rates to trend lower, after the typical early year seasonal burst of economic growth. Please see ISI's Economic Outlook that follows this letter for more details.

          We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.


Sincerely,

/s/ R. Alan Medaugh

R. ALAN MEDAUGH
President

November 22, 1999

ECONOMIC OUTLOOK FOR 2000

Overview

          The strong economic performance in the U.S. and a tight labor market caused the Federal Reserve to raise rates at their November Open Market Committee Meeting. A surging stock market which added $1 trillion to the U.S. stock market's value in the three weeks preceding the meeting probably also played a role in the decision. The Federal Reserve is unlikely to raise rates at their late December meeting because of Y2K concerns. The U.S. economy appears to be slowing but much of the quarter's performance depends on Christmas. To gauge the market's direction, we are watching five fundamental indicators:

          1)      Money Growth

          2)      Unemployment Claims

          3)      Stock Prices

          4)      ISI Company Surveys

          5)      Commodity Prices

          Conveniently, the first letter of each of the above spell out MUSIC.

          The global economies are growing briskly in large part due to expanding world trade. In reaction to stronger growth the Central banks around the world are reversing their year ago financial crisis driven easings. In November, 1999 we counted 20 Central Bank interest rate increases contrasted to 18 easings October, 1998. We expect the Federal Reserve to raise short term rates again during the first quarter of 2000. The tightening will counter the seasonal strength in the U.S. economy. During this quarter and next we expect long term rates to stay at these high levels as the market assesses the impact of worldwide central bank tightening action. Please see the forecast table below.

ISI Economic Forecast

                          99:1Q     99:2Q     99:3Q    99:4Q*   00:1Q*    00:2Q*
Nominal GDP                5.7%      3.3%      5.8%     4.5%     5.5%      4.5%
GDP Deflator**             1.9%      1.4%      0.9%     1.5%     1.5%      1.5%
Real GDP                   3.7%      1.9%      4.8%     3.0%     4.0%      3.0%
30 Year Bond Yields***     5.6%      6.0%      6.1%     6.2%     6.2%      5.8%
Fed Funds Rate***          4.7%      5.0%      5.3%     5.5%     5.7%      5.7%


  * Estimated.
 ** A more accurate cost of living barometer than the CPI.
*** End of Quarter.

The U.S. Economy

          Over the past six weeks, our company surveys of front-end activity have posted another downleg. For example, our retailers survey, which rolled over in July, now has weekly readings below 40 for the past six weeks (very soft). Another front-end activity, our auto dealers survey, which peaked in September, declined in October and also declined further in the first half of November. In contrast, back-end (mfg) activity has continued to firm. As the chart below indicates, on balance so far the economy overall hasn't slowed enough to take pressure off labor markets, but overall it is slowing.

                        ISI CO. SURVEYS OVERALL AVERAGE

                             (GRAPHIC APPEARS HERE)

                        (GROWTH IS SLOWING-hand written)


                         7-Nov-97                49.68
                        14-Nov-97                49.58
                        21-Nov-97                49.64
                        28-Nov-97                48.61
                         5-Dec-97                48.16
                        12-Dec-97                47.27
                        19-Dec-97                45.76
                        26-Dec-97                45.48
                         2-Jan-98                45.11
                         9-Jan-98                46.04
                        16-Jan-98                47.60
                        23-Jan-98                48.25
                        30-Jan-98                49.34
                         6-Feb-98                50.47
                        13-Feb-98                50.83
                        20-Feb-98                51.65
                        27-Feb-98                52.39
                         6-Mar-98                52.91
                        13-Mar-98                52.82
                        20-Mar-98                52.89
                        27-Mar-98                52.83
                         3-Apr-98                53.01
                        10-Apr-98                53.99
                        17-Apr-98                54.76
                        24-Apr-98                55.72
                         1-May-98                55.39
                         8-May-98                55.77
                        15-May-98                55.51
                        22-May-98                55.50
                        29-May-98                55.76
                         5-Jun-98                55.61
                        12-Jun-98                55.14
                        19-Jun-98                53.79
                        26-Jun-98                52.58
                         3-Jul-98                51.87
                        10-Jul-98                51.17
                        17-Jul-98                51.08
                        24-Jul-98                50.94
                        31-Jul-98                50.30
                         7-Aug-98                51.35
                        14-Aug-98                50.99
                        21-Aug-98                50.60
                        28-Aug-98                50.41
                         4-Sep-98                49.79
                        11-Sep-98                50.69
                        18-Sep-98                50.98
                        25-Sep-98                50.73
                         2-Oct-98                49.63
                         9-Oct-98                49.46
                        16-Oct-98                49.69
                        23-Oct-98                48.91
                        30-Oct-98                48.70
                         6-Nov-98                47.20
                        13-Nov-98                46.27
                        20-Nov-98                46.61
                        27-Nov-98                46.76
                         4-Dec-98                47.11
                        11-Dec-98                47.33
                        18-Dec-98                47.25
                        25-Dec-98                47.29
                         1-Jan-99                47.92
                         8-Jan-99                48.91
                        15-Jan-99                50.07
                        22-Jan-99                50.85
                        29-Jan-99                51.41
                         5-Feb-99                51.97
                        12-Feb-99                51.98
                        19-Feb-99                52.65
                        26-Feb-99                52.58
                         5-Mar-99                51.87
                        12-Mar-99                52.09
                        19-Mar-99                52.28
                        26-Mar-99                52.90
                         2-Apr-99                53.80
                         9-Apr-99                54.46
                        16-Apr-99                54.21
                        23-Apr-99                53.78
                        30-Apr-99                53.97
                         7-May-99                54.15
                        14-May-99                54.74
                        21-May-99                55.00
                        28-May-99                55.05
                         4-Jun-99                54.98
                        11-Jun-99                54.98
                        18-Jun-99                55.19
                        25-Jun-99                54.18
                         2-Jul-99                53.51
                         9-Jul-99                53.18
                        16-Jul-99                52.38
                        23-Jul-99                52.13
                        30-Jul-99                52.52
                         6-Aug-99                52.52
                        13-Aug-99                52.30
                        20-Aug-99                52.44
                        27-Aug-99                51.33
                         3-Sep-99                50.52
                        10-Sep-99                50.78
                        17-Sep-99                50.84
                        24-Sep-99                51.61
                         1-Oct-99                51.81
                         8-Oct-99                51.58
                        15-Oct-99                50.79
                        22-Oct-99                50.03
                        29-Oct-99                49.17
                         5-Nov-99                48.23
                        12-Nov-99                48.06



          The U.S. economy has performed well at the start of the last four years due to tax refunds, increased bonus payments and home mortgage refinancing. Good wage gains (larger tax refunds) and corporate earnings (bonus payments) will likely power another first quarter spurt. In anticipation of that, lumber prices have reaccelerated. The extent of the seasonal strength will influence the Federal Reserve and the bond market early next year. ISI's Company Surveys are likely to be a good early indicator of the extent of this strength.

ECONOMIC OUTLOOK FOR 2000

The Global Economy

          Outside the U.S., the recovery since the height of the financial crisis last Fall has been dramatic. Recently, the growth surge has decelerated but growth remains at a high rate. Please see South Korea Real Gross Domestic Product (GDP) below for reference.

              SOUTH KOREA REAL GDP Q/Q % A.R. 99: 3rd Quarter 9.6%

                             (GRAPHIC APPEARS HERE)


                                          Q/Q % A.R.
                    3/31/94                   8.1
                    6/30/94                   6
                    9/30/94                   7.6
                    12/31/94                 14.6
                    3/31/95                  10.1
                    6/30/95                   6.9
                    9/30/95                   7
                    12/31/95                  3.8
                    3/31/96                  11.1
                    6/30/96                   5.7
                    9/30/96                   4.7
                    12/31/96                  5.4
                    3/31/97                   4.3
                    6/30/97                  10.7
                    9/30/97                   0.8
                    12/31/97                 -1
                    3/31/98                 -21.4
                    6/30/98                  -5.7
                    9/30/98                   1
                    12/31/98                  7.3
                    3/31/99                  16.7
                    6/30/99                  15.4
                    9/30/99                   9.6




          The developed world has also experienced a growth recovery since last Fall as can be seen by the OECD (Organization of Economically Developed Countries) leading indicator.

             OECD LEADING INDICATOR 3 MONTH. % A.R. SEPTEMBER 5.6%

                             (GRAPHIC APPEARS HERE)


                    Jan-93                              4.93
                    Feb-93                              4.04
                    Mar-93                              2.88
                    Apr-93                              1.61
                    May-93                              1.83
                    Jun-93                              1.18
                    Jul-93                              2.02
                    Aug-93                              2.89
                    Sep-93                              5.89
                    Oct-93                              7.12
                    Nov-93                              8.67
                    Dec-93                              9.29
                    Jan-94                             10.34
                    Feb-94                              9.88
                    Mar-94                              7.88
                    Apr-94                              5.62
                    May-94                              3.35
                    Jun-94                              3.09
                    Jul-94                              4.09
                    Aug-94                              5.43
                    Sep-94                              6.20
                    Oct-94                              5.61
                    Nov-94                              5.20
                    Dec-94                              3.52
                    Jan-95                              1.80
                    Feb-95                             -1.73
                    Mar-95                             -3.89
                    Apr-95                             -4.46
                    May-95                             -2.09
                    Jun-95                              1.04
                    Jul-95                              3.42
                    Aug-95                              3.88
                    Sep-95                              2.81
                    Oct-95                              1.10
                    Nov-95                              1.52
                    Dec-95                              2.13
                    Jan-96                              2.96
                    Feb-96                              1.99
                    Mar-96                              2.05
                    Apr-96                              2.19
                    May-96                              3.86
                    Jun-96                              3.87
                    Jul-96                              4.16
                    Aug-96                              4.24
                    Sep-96                              4.90
                    Oct-96                              5.05
                    Nov-96                              4.36
                    Dec-96                              4.45
                    Jan-97                              5.29
                    Feb-97                              6.98
                    Mar-97                              6.29
                    Apr-97                              4.01
                    May-97                              3.42
                    Jun-97                              4.95
                    Jul-97                              7.11
                    Aug-97                              7.16
                    Sep-97                              6.12
                    Oct-97                              4.53
                    Nov-97                              1.69
                    Dec-97                             -0.45
                    Jan-98                             -0.55
                    Feb-98                              0.43
                    Mar-98                              2.57
                    Apr-98                              1.69
                    May-98                              0.69
                    Jun-98                             -1.07
                    Jul-98                             -0.80
                    Aug-98                             -1.57
                    Sep-98                             -3.58
                    Oct-98                             -3.51
                    Nov-98                             -0.96
                    Dec-98                              4.40
                    Jan-99                              7.17
                    Feb-99                              7.53
                    Mar-99                              5.02
                    Apr-99                              3.94
                    May-99                              3.01
                    Jun-99                              5.08
                    Jul-99                              6.05
                    Aug-99                              7.61
                    Sep-99                              5.61

          This recent deceleration seen on the last two charts may be extended but because of the strength in the world stock markets the level of growth is apt to remain fairly high.

                       DJ WORLD STOCKS NOVEMBER 12 231.5

                             (GRAPHIC APPEARS HERE)

                (UPSIDE BREAKOUT FOR WORLD STOCKS.-hand written)


                         1-Jan-97                 147.57
                         2-Jan-97                 146.37
                         3-Jan-97                 147.19
                         6-Jan-97                 147.92
                         7-Jan-97                 147.98
                         8-Jan-97                 147.24
                         9-Jan-97                 147.01
                        10-Jan-97                 146.22
                        13-Jan-97                 147.39
                        14-Jan-97                  148.4
                        15-Jan-97                 148.77
                        16-Jan-97                 149.31
                        17-Jan-97                 149.43
                        20-Jan-97                 148.68
                        21-Jan-97                 148.71
                        22-Jan-97                 149.35
                        23-Jan-97                 148.71
                        24-Jan-97                 147.36
                        27-Jan-97                 145.82
                        28-Jan-97                 146.13
                        29-Jan-97                 146.59
                        30-Jan-97                 147.63
                        31-Jan-97                 148.67
                         3-Feb-97                 148.71
                         4-Feb-97                 148.85
                         5-Feb-97                 147.99
                         6-Feb-97                 147.84
                         7-Feb-97                 148.87
                        10-Feb-97                 149.12
                        11-Feb-97                 149.02
                        12-Feb-97                 150.34
                        13-Feb-97                 151.64
                        14-Feb-97                 151.48
                        17-Feb-97                 151.31
                        18-Feb-97                 151.82
                        19-Feb-97                 151.41
                        20-Feb-97                  151.6
                        21-Feb-97                 151.47
                        24-Feb-97                 152.63
                        25-Feb-97                 153.41
                        26-Feb-97                 152.05
                        27-Feb-97                 151.38
                        28-Feb-97                 150.22
                         3-Mar-97                 150.01
                         4-Mar-97                 149.98
                         5-Mar-97                 150.95
                         6-Mar-97                 150.85
                         7-Mar-97                 151.35
                        10-Mar-97                 152.63
                        11-Mar-97                 152.69
                        12-Mar-97                 151.59
                        13-Mar-97                 149.23
                        14-Mar-97                 149.81
                        17-Mar-97                 149.43
                        18-Mar-97                 149.31
                        19-Mar-97                 148.95
                        20-Mar-97                  147.6
                        21-Mar-97                 148.56
                        24-Mar-97                 148.74
                        25-Mar-97                 149.29
                        26-Mar-97                 149.93
                        27-Mar-97                 148.65
                        28-Mar-97                 148.31
                        31-Mar-97                 146.71
                         1-Apr-97                 146.15
                         2-Apr-97                 144.97
                         3-Apr-97                 144.88
                         4-Apr-97                 144.97
                         7-Apr-97                 145.17
                         8-Apr-97                 145.62
                         9-Apr-97                 144.86
                        10-Apr-97                  144.5
                        11-Apr-97                 142.65
                        14-Apr-97                 142.28
                        15-Apr-97                 144.17
                        16-Apr-97                 145.31
                        17-Apr-97                 145.57
                        18-Apr-97                 146.36
                        21-Apr-97                 146.53
                        22-Apr-97                 147.32
                        23-Apr-97                 147.98
                        24-Apr-97                 147.78
                        25-Apr-97                 146.49
                        28-Apr-97                 146.88
                        29-Apr-97                 149.34
                        30-Apr-97                  150.7
                         1-May-97                 151.04
                         2-May-97                 152.76
                         5-May-97                 154.64
                         6-May-97                 155.93
                         7-May-97                 154.71
                         8-May-97                 155.63
                         9-May-97                 157.12
                        12-May-97                 158.73
                        13-May-97                 159.13
                        14-May-97                 160.02
                        15-May-97                 160.45
                        16-May-97                 159.84
                        19-May-97                 159.92
                        20-May-97                 161.41
                        21-May-97                 160.77
                        22-May-97                 159.68
                        23-May-97                 161.42
                        26-May-97                 161.55
                        27-May-97                 161.17
                        28-May-97                 161.33
                        29-May-97                 160.82
                        30-May-97                 160.26
                         2-Jun-97                  160.5
                         3-Jun-97                 160.81
                         4-Jun-97                 160.54
                         5-Jun-97                 161.14
                         6-Jun-97                 162.98
                         9-Jun-97                 163.92
                        10-Jun-97                 164.42
                        11-Jun-97                 164.99
                        12-Jun-97                 165.95
                        13-Jun-97                 167.11
                        16-Jun-97                 167.89
                        17-Jun-97                  167.5
                        18-Jun-97                 166.76
                        19-Jun-97                 167.88
                        20-Jun-97                    168
                        23-Jun-97                 166.69
                        24-Jun-97                 168.04
                        25-Jun-97                 168.77
                        26-Jun-97                 168.68
                        27-Jun-97                 167.98
                        30-Jun-97                 167.53
                         1-Jul-97                 168.18
                         2-Jul-97                 169.82
                         3-Jul-97                 171.88
                         4-Jul-97                 171.44
                         7-Jul-97                 171.45
                         8-Jul-97                 171.68
                         9-Jul-97                 170.93
                        10-Jul-97                 171.28
                        11-Jul-97                 171.42
                        14-Jul-97                 172.36
                        15-Jul-97                 172.31
                        16-Jul-97                  174.5
                        17-Jul-97                 174.15
                        18-Jul-97                 172.01
                        21-Jul-97                 170.87
                        22-Jul-97                 173.18
                        23-Jul-97                 174.17
                        24-Jul-97                 174.05
                        25-Jul-97                 173.77
                        28-Jul-97                 173.36
                        29-Jul-97                 173.55
                        30-Jul-97                 174.87
                        31-Jul-97                 175.17
                         1-Aug-97                  173.4
                         4-Aug-97                 172.84
                         5-Aug-97                 172.54
                         6-Aug-97                 174.26
                         7-Aug-97                 173.87
                         8-Aug-97                  173.1
                        11-Aug-97                 171.45
                        12-Aug-97                 170.86
                        13-Aug-97                 170.28
                        14-Aug-97                 170.05
                        15-Aug-97                 167.94
                        18-Aug-97                 167.67
                        19-Aug-97                  169.2
                        20-Aug-97                 171.18
                        21-Aug-97                 170.21
                        22-Aug-97                 168.44
                        25-Aug-97                 168.11
                        26-Aug-97                 167.61
                        27-Aug-97                 167.06
                        28-Aug-97                 166.38
                        29-Aug-97                 164.56
                         1-Sep-97                 164.15
                         2-Sep-97                  167.1
                         3-Sep-97                 168.67
                         4-Sep-97                 168.64
                         5-Sep-97                 169.41
                         8-Sep-97                 169.54
                         9-Sep-97                 170.24
                        10-Sep-97                 168.42
                        11-Sep-97                 166.78
                        12-Sep-97                 167.18
                        15-Sep-97                 167.65
                        16-Sep-97                 169.84
                        17-Sep-97                 169.93
                        18-Sep-97                 170.62
                        19-Sep-97                 171.06
                        22-Sep-97                 172.06
                        23-Sep-97                 171.64
                        24-Sep-97                 172.43
                        25-Sep-97                 171.92
                        26-Sep-97                 172.39
                        29-Sep-97                 173.06
                        30-Sep-97                 173.18
                         1-Oct-97                 173.94
                         2-Oct-97                 173.98
                         3-Oct-97                 175.17
                         6-Oct-97                 175.82
                         7-Oct-97                 176.46
                         8-Oct-97                 175.99
                         9-Oct-97                 174.51
                        10-Oct-97                 174.18
                        13-Oct-97                 174.31
                        14-Oct-97                 174.42
                        15-Oct-97                 173.86
                        16-Oct-97                 173.49
                        17-Oct-97                 171.16
                        20-Oct-97                 171.44
                        21-Oct-97                 173.04
                        22-Oct-97                 172.68
                        23-Oct-97                  168.6
                        24-Oct-97                 167.74
                        27-Oct-97                    160
                        28-Oct-97                 160.86
                        29-Oct-97                 164.22
                        30-Oct-97                 161.64
                        31-Oct-97                  162.9
                         3-Nov-97                 166.16
                         4-Nov-97                  166.4
                         5-Nov-97                 166.66
                         6-Nov-97                 165.69
                         7-Nov-97                 162.64
                        10-Nov-97                 162.09
                        11-Nov-97                 162.22
                        12-Nov-97                 159.02
                        13-Nov-97                    160
                        14-Nov-97                 160.71
                        17-Nov-97                 164.78
                        18-Nov-97                 164.41
                        19-Nov-97                 163.42
                        20-Nov-97                 165.57
                        21-Nov-97                 167.36
                        24-Nov-97                 165.04
                        25-Nov-97                 163.61
                        26-Nov-97                 164.01
                        27-Nov-97                 164.69
                        28-Nov-97                 165.18
                         1-Dec-97                  167.8
                         2-Dec-97                 167.83
                         3-Dec-97                 168.07
                         4-Dec-97                 167.82
                         5-Dec-97                  168.9
                         8-Dec-97                  168.9
                         9-Dec-97                 168.61
                        10-Dec-97                 167.38
                        11-Dec-97                 164.72
                        12-Dec-97                 163.91
                        15-Dec-97                 164.48
                        16-Dec-97                 165.69
                        17-Dec-97                 167.24
                        18-Dec-97                  165.9
                        19-Dec-97                 163.08
                        22-Dec-97                 162.72
                        23-Dec-97                 161.97
                        24-Dec-97                 161.46
                        25-Dec-97                 161.46
                        26-Dec-97                 161.92
                        29-Dec-97                 164.33
                        30-Dec-97                 166.76
                        31-Dec-97                 166.63
                         1-Jan-98                 166.63
                         2-Jan-98                 166.98
                         5-Jan-98                 166.96
                         6-Jan-98                 165.06
                         7-Jan-98                 164.97
                         8-Jan-98                 163.44
                         9-Jan-98                 159.73
                        12-Jan-98                 158.51
                        13-Jan-98                 160.95
                        14-Jan-98                  162.5
                        15-Jan-98                 161.94
                        16-Jan-98                 164.63
                        19-Jan-98                 165.93
                        20-Jan-98                 167.57
                        21-Jan-98                 167.38
                        22-Jan-98                 166.31
                        23-Jan-98                 166.78
                        26-Jan-98                 167.07
                        27-Jan-98                 169.01
                        28-Jan-98                 169.95
                        29-Jan-98                 170.47
                        30-Jan-98                    170
                         2-Feb-98                  173.6
                         3-Feb-98                 174.78
                         4-Feb-98                 175.19
                         5-Feb-98                 175.59
                         6-Feb-98                 176.13
                         9-Feb-98                 176.11
                        10-Feb-98                 177.43
                        11-Feb-98                 177.63
                        12-Feb-98                 177.29
                        13-Feb-98                 176.36
                        16-Feb-98                 176.21
                        17-Feb-98                 176.95
                        18-Feb-98                 177.98
                        19-Feb-98                 177.76
                        20-Feb-98                 177.89
                        23-Feb-98                 178.72
                        24-Feb-98                 177.64
                        25-Feb-98                  179.3
                        26-Feb-98                 180.78
                        27-Feb-98                 181.64
                         2-Mar-98                 182.87
                         3-Mar-98                 182.93
                         4-Mar-98                 181.55
                         5-Mar-98                    179
                         6-Mar-98                  182.1
                         9-Mar-98                 182.15
                        10-Mar-98                 183.54
                        11-Mar-98                 183.79
                        12-Mar-98                 183.79
                        13-Mar-98                 185.23
                        16-Mar-98                 185.87
                        17-Mar-98                  186.7
                        18-Mar-98                 186.37
                        19-Mar-98                 186.95
                        20-Mar-98                 188.36
                        23-Mar-98                 188.53
                        24-Mar-98                 189.63
                        25-Mar-98                 190.05
                        26-Mar-98                  190.1
                        27-Mar-98                 189.53
                        30-Mar-98                 187.99
                        31-Mar-98                 188.95
                         1-Apr-98                 189.39
                         2-Apr-98                 190.04
                         3-Apr-98                 190.33
                         6-Apr-98                 191.56
                         7-Apr-98                 190.44
                         8-Apr-98                 190.77
                         9-Apr-98                 191.67
                        10-Apr-98                 192.17
                        13-Apr-98                 191.86
                        14-Apr-98                 193.47
                        15-Apr-98                  193.8
                        16-Apr-98                 191.45
                        17-Apr-98                 192.26
                        20-Apr-98                 192.85
                        21-Apr-98                 193.41
                        22-Apr-98                 193.33
                        23-Apr-98                 191.68
                        24-Apr-98                 190.23
                        27-Apr-98                 185.82
                        28-Apr-98                 186.52
                        29-Apr-98                 187.12
                        30-Apr-98                 190.29
                         1-May-98                 191.67
                         4-May-98                 192.71
                         5-May-98                 191.81
                         6-May-98                 190.28
                         7-May-98                 188.28
                         8-May-98                 189.75
                        11-May-98                 190.51
                        12-May-98                  190.5
                        13-May-98                 190.58
                        14-May-98                 190.37
                        15-May-98                 189.24
                        18-May-98                 187.72
                        19-May-98                 188.98
                        20-May-98                 190.72
                        21-May-98                 193.53
                        22-May-98                 193.07
                        25-May-98                  193.2
                        26-May-98                 191.61
                        27-May-98                 189.37
                        28-May-98                 189.78
                        29-May-98                 189.26
                         1-Jun-98                 188.36
                         2-Jun-98                 189.28
                         3-Jun-98                 188.92
                         4-Jun-98                 189.63
                         5-Jun-98                 191.55
                         8-Jun-98                 191.99
                         9-Jun-98                  192.2
                        10-Jun-98                  190.3
                        11-Jun-98                 186.95
                        12-Jun-98                 186.06
                        15-Jun-98                 182.42
                        16-Jun-98                 184.21
                        17-Jun-98                 188.69
                        18-Jun-98                 188.72
                        19-Jun-98                 188.07
                        22-Jun-98                 187.44
                        23-Jun-98                 188.95
                        24-Jun-98                 190.35
                        25-Jun-98                 190.89
                        26-Jun-98                 190.83
                        29-Jun-98                 192.04
                        30-Jun-98                 192.34
                         1-Jul-98                    195
                         2-Jul-98                 194.77
                         3-Jul-98                 194.77
                         6-Jul-98                  196.2
                         7-Jul-98                 196.62
                         8-Jul-98                 197.88
                         9-Jul-98                 196.29
                        10-Jul-98                 196.18
                        13-Jul-98                 197.28
                        14-Jul-98                 199.35
                        15-Jul-98                 199.78
                        16-Jul-98                 201.11
                        17-Jul-98                 202.28
                        20-Jul-98                 202.37
                        21-Jul-98                 199.86
                        22-Jul-98                 197.94
                        23-Jul-98                 195.35
                        24-Jul-98                 195.17
                        27-Jul-98                 193.89
                        28-Jul-98                 192.81
                        29-Jul-98                 191.86
                        30-Jul-98                 193.93
                        31-Jul-98                 191.48
                         3-Aug-98                 189.21
                         4-Aug-98                 185.55
                         5-Aug-98                 184.99
                         6-Aug-98                 184.73
                         7-Aug-98                 185.09
                        10-Aug-98                 183.05
                        11-Aug-98                 179.07
                        12-Aug-98                 181.36
                        13-Aug-98                 180.06
                        14-Aug-98                 179.15
                        17-Aug-98                 180.55
                        18-Aug-98                 184.15
                        19-Aug-98                  184.7
                        20-Aug-98                 183.54
                        21-Aug-98                 179.95
                        24-Aug-98                 180.38
                        25-Aug-98                 181.82
                        26-Aug-98                 178.91
                        27-Aug-98                 172.75
                        28-Aug-98                    171
                        31-Aug-98                 164.75
                         1-Sep-98                  167.6
                         2-Sep-98                 168.75
                         3-Sep-98                 167.49
                         4-Sep-98                 167.14
                         7-Sep-98                 169.57
                         8-Sep-98                 174.57
                         9-Sep-98                 171.68
                        10-Sep-98                 167.88
                        11-Sep-98                 169.61
                        14-Sep-98                 173.21
                        15-Sep-98                 173.68
                        16-Sep-98                 175.05
                        17-Sep-98                 170.23
                        18-Sep-98                 169.72
                        21-Sep-98                 167.54
                        22-Sep-98                 169.48
                        23-Sep-98                 174.36
                        24-Sep-98                 172.62
                        25-Sep-98                 171.27
                        28-Sep-98                 172.89
                        29-Sep-98                 172.86
                        30-Sep-98                 168.06
                         1-Oct-98                 162.65
                         2-Oct-98                 162.94
                         5-Oct-98                 160.37
                         6-Oct-98                 162.95
                         7-Oct-98                 163.87
                         8-Oct-98                 160.36
                         9-Oct-98                 163.52
                        12-Oct-98                 167.88
                        13-Oct-98                 167.56
                        14-Oct-98                 169.22
                        15-Oct-98                 174.44
                        16-Oct-98                 177.14
                        19-Oct-98                 177.58
                        20-Oct-98                 179.45
                        21-Oct-98                 179.27
                        22-Oct-98                 180.16
                        23-Oct-98                 179.26
                        26-Oct-98                 178.65
                        27-Oct-98                 179.83
                        28-Oct-98                 178.89
                        29-Oct-98                 181.16
                        30-Oct-98                 183.65
                         2-Nov-98                  186.9
                         3-Nov-98                 186.42
                         4-Nov-98                 188.98
                         5-Nov-98                 189.15
                         6-Nov-98                 189.26
                         9-Nov-98                 186.93
                        10-Nov-98                 185.92
                        11-Nov-98                 186.36
                        12-Nov-98                 185.16
                        13-Nov-98                 185.99
                        16-Nov-98                 188.95
                        17-Nov-98                 189.02
                        18-Nov-98                 189.36
                        19-Nov-98                 191.18
                        20-Nov-98                 193.61
                        23-Nov-98                 196.67
                        24-Nov-98                 196.24
                        25-Nov-98                 196.21
                        26-Nov-98                 197.47
                        27-Nov-98                 197.69
                        30-Nov-98                 193.81
                         1-Dec-98                 192.94
                         2-Dec-98                 193.05
                         3-Dec-98                 191.72
                         4-Dec-98                 193.68
                         7-Dec-98                 194.62
                         8-Dec-98                 194.82
                         9-Dec-98                 195.61
                        10-Dec-98                 194.27
                        11-Dec-98                 193.23
                        14-Dec-98                 190.47
                        15-Dec-98                 191.97
                        16-Dec-98                 192.37
                        17-Dec-98                 194.83
                        18-Dec-98                 195.91
                        21-Dec-98                 198.76
                        22-Dec-98                 198.39
                        23-Dec-98                 201.53
                        24-Dec-98                 200.85
                        25-Dec-98                 200.85
                        28-Dec-98                 201.69
                        29-Dec-98                  203.6
                        30-Dec-98                 202.23
                        31-Dec-98                 202.79
                         1-Jan-99                 202.79
                         4-Jan-99                 204.61
                         5-Jan-99                 206.31
                         6-Jan-99                 209.81
                         7-Jan-99                 209.96
                         8-Jan-99                  209.8
                        11-Jan-99                 208.08
                        12-Jan-99                 204.46
                        13-Jan-99                 201.43
                        14-Jan-99                 199.74
                        15-Jan-99                 203.01
                        18-Jan-99                 204.96
                        19-Jan-99                 205.37
                        20-Jan-99                 206.95
                        21-Jan-99                 204.27
                        22-Jan-99                 201.22
                        25-Jan-99                 201.98
                        26-Jan-99                 204.09
                        27-Jan-99                 203.14
                        28-Jan-99                 204.93
                        29-Jan-99                 206.68
                         1-Feb-99                 206.81
                         2-Feb-99                 206.09
                         3-Feb-99                 205.77
                         4-Feb-99                 203.99
                         5-Feb-99                  202.2
                         8-Feb-99                 202.19
                         9-Feb-99                 198.29
                        10-Feb-99                 198.39
                        11-Feb-99                 201.51
                        12-Feb-99                 200.56
                        15-Feb-99                 200.38
                        16-Feb-99                 200.93
                        17-Feb-99                 198.88
                        18-Feb-99                 200.01
                        19-Feb-99                 199.43
                        22-Feb-99                 203.05
                        23-Feb-99                 203.76
                        24-Feb-99                 202.72
                        25-Feb-99                 201.46
                        26-Feb-99                 200.54
                         1-Mar-99                  198.9
                         2-Mar-99                 197.82
                         3-Mar-99                 197.22
                         4-Mar-99                 198.99
                         5-Mar-99                 203.67
                         8-Mar-99                 204.73
                         9-Mar-99                  205.2
                        10-Mar-99                  206.9
                        11-Mar-99                 209.16
                        12-Mar-99                 208.65
                        15-Mar-99                 210.09
                        16-Mar-99                 211.77
                        17-Mar-99                 210.26
                        18-Mar-99                 210.95
                        19-Mar-99                 210.71
                        22-Mar-99                 209.88
                        23-Mar-99                 205.73
                        24-Mar-99                 204.97
                        25-Mar-99                 208.07
                        26-Mar-99                 206.76
                        29-Mar-99                 209.74
                        30-Mar-99                 208.84
                        31-Mar-99                 208.48
                         1-Apr-99                 209.71
                         2-Apr-99                 209.87
                         5-Apr-99                 211.79
                         6-Apr-99                 213.35
                         7-Apr-99                 214.18
                         8-Apr-99                 216.23
                         9-Apr-99                 217.01
                        12-Apr-99                 217.54
                        13-Apr-99                  217.8
                        14-Apr-99                 216.38
                        15-Apr-99                 215.16
                        16-Apr-99                 215.46
                        19-Apr-99                 213.54
                        20-Apr-99                 212.87
                        21-Apr-99                 215.16
                        22-Apr-99                 218.26
                        23-Apr-99                 218.34
                        26-Apr-99                 219.14
                        27-Apr-99                 220.75
                        28-Apr-99                 219.62
                        29-Apr-99                 218.39
                        30-Apr-99                  217.8
                         3-May-99                 219.57
                         4-May-99                 218.02
                         5-May-99                 218.94
                         6-May-99                 218.46
                         7-May-99                 218.64
                        10-May-99                 218.62
                        11-May-99                 219.32
                        12-May-99                 219.54
                        13-May-99                 219.99
                        14-May-99                 215.96
                        17-May-99                 214.25
                        18-May-99                 214.51
                        19-May-99                 215.39
                        20-May-99                 215.19
                        21-May-99                  214.3
                        24-May-99                 212.28
                        25-May-99                 209.26
                        26-May-99                 210.25
                        27-May-99                    208
                        28-May-99                 209.45
                        31-May-99                 209.74
                         1-Jun-99                 209.67
                         2-Jun-99                 209.77
                         3-Jun-99                 210.38
                         4-Jun-99                 213.25
                         7-Jun-99                  214.9
                         8-Jun-99                 214.69
                         9-Jun-99                 215.03
                        10-Jun-99                 213.69
                        11-Jun-99                 214.21
                        14-Jun-99                 212.64
                        15-Jun-99                 213.41
                        16-Jun-99                 216.16
                        17-Jun-99                 218.01
                        18-Jun-99                 218.55
                        21-Jun-99                 219.86
                        22-Jun-99                 218.64
                        23-Jun-99                 217.39
                        24-Jun-99                 215.51
                        25-Jun-99                 215.23
                        28-Jun-99                 216.47
                        29-Jun-99                 218.27
                        30-Jun-99                 220.02
                         1-Jul-99                 222.04
                         2-Jul-99                  223.8
                         5-Jul-99                 225.16
                         6-Jul-99                 224.53
                         7-Jul-99                 224.54
                         8-Jul-99                 224.05
                         9-Jul-99                 224.62
                        12-Jul-99                 224.43
                        13-Jul-99                 223.22
                        14-Jul-99                 224.31
                        15-Jul-99                  226.2
                        16-Jul-99                 226.59
                        19-Jul-99                 226.81
                        20-Jul-99                 223.25
                        21-Jul-99                 223.16
                        22-Jul-99                 220.46
                        23-Jul-99                 218.74
                        26-Jul-99                 217.61
                        27-Jul-99                 219.42
                        28-Jul-99                 220.65
                        29-Jul-99                 218.05
                        30-Jul-99                 218.34
                         2-Aug-99                 217.98
                         3-Aug-99                 217.33
                         4-Aug-99                 215.95
                         5-Aug-99                 214.43
                         6-Aug-99                 213.09
                         9-Aug-99                 212.92
                        10-Aug-99                 210.51
                        11-Aug-99                 212.16
                        12-Aug-99                 213.73
                        13-Aug-99                 216.67
                        16-Aug-99                 218.07
                        17-Aug-99                 219.05
                        18-Aug-99                 218.82
                        19-Aug-99                 217.97
                        20-Aug-99                 220.48
                        23-Aug-99                 223.06
                        24-Aug-99                 223.47
                        25-Aug-99                 224.89
                        26-Aug-99                 222.93
                        27-Aug-99                 221.77
                        30-Aug-99                 220.21
                        31-Aug-99                 218.52
                         1-Sep-99                 220.95
                         2-Sep-99                 219.31
                         3-Sep-99                 223.41
                         6-Sep-99                 224.26
                         7-Sep-99                 222.93
                         8-Sep-99                 222.14
                         9-Sep-99                 223.94
                        10-Sep-99                 223.47
                        13-Sep-99                 223.32
                        14-Sep-99                 221.97
                        15-Sep-99                 220.43
                        16-Sep-99                 219.11
                        17-Sep-99                 220.58
                        20-Sep-99                 220.61
                        21-Sep-99                 218.76
                        22-Sep-99                 217.38
                        23-Sep-99                 215.76
                        24-Sep-99                 213.49
                        27-Sep-99                 214.36
                        28-Sep-99                 214.45
                        29-Sep-99                 213.12
                        30-Sep-99                 215.46
                         1-Oct-99                 215.79
                         4-Oct-99                 218.45
                         5-Oct-99                 218.55
                         6-Oct-99                 220.53
                         7-Oct-99                 221.01
                         8-Oct-99                 222.16
                        11-Oct-99                 222.52
                        12-Oct-99                    221
                        13-Oct-99                 217.47
                        14-Oct-99                 216.73
                        15-Oct-99                 212.92
                        18-Oct-99                 211.29
                        19-Oct-99                 213.57
                        20-Oct-99                 216.06
                        21-Oct-99                 215.66
                        22-Oct-99                 217.98
                        25-Oct-99                 217.55
                        26-Oct-99                 216.97
                        27-Oct-99                 217.09
                        28-Oct-99                 221.82
                        29-Oct-99                 226.02
                         1-Nov-99                 225.32
                         2-Nov-99                 225.09
                         3-Nov-99                 225.72
                         4-Nov-99                 226.87
                         5-Nov-99                  227.8
                         8-Nov-99                 228.17
                         9-Nov-99                 227.74
                        10-Nov-99                 229.58
                        11-Nov-99                 230.64
                        12-Nov-99                 231.51


Inflation

          The bond market is concerned about high growth because it opens the door to inflation. So far, as was sighted by the Federal Reserve in the press release accompanying their rate increase, productivity has held off price increases. The price competitive environment facing most companies has required them to hold down costs. Technology investment and cost cutting mergers have been at the heart of the company response. Manufacturers' Productivity is at a record level having increased for most of the 1990's.

           U.S. MFG. PRODUCTIVITY 4 YEAR. % A.R. 99: 3RD QUARTER 4.5%

                             (GRAPHIC APPEARS HERE)



                        Mar-55                     3.2
                        Jun-55                     3.5
                        Sep-55                     3.8
                        Dec-55                     3.4
                        Mar-56                     2.7
                        Jun-56                     2.7
                        Sep-56                     2.2
                        Dec-56                     1.8
                        Mar-57                     2.1
                        Jun-57                     2.0
                        Sep-57                     2.1
                        Dec-57                     1.9
                        Mar-58                     1.6
                        Jun-58                     1.6
                        Sep-58                     2.0
                        Dec-58                     2.0
                        Mar-59                     2.1
                        Jun-59                     2.2
                        Sep-59                     1.3
                        Dec-59                     1.5
                        Mar-60                     2.8
                        Jun-60                     2.5
                        Sep-60                     2.5
                        Dec-60                     2.3
                        Mar-61                     1.9
                        Jun-61                     2.5
                        Sep-61                     2.6
                        Dec-61                     3.4
                        Mar-62                     3.9
                        Jun-62                     3.2
                        Sep-62                     2.7
                        Dec-62                     2.6
                        Mar-63                     2.3
                        Jun-63                     2.4
                        Sep-63                     3.2
                        Dec-63                     3.4
                        Mar-64                     2.7
                        Jun-64                     3.2
                        Sep-64                     3.3
                        Dec-64                     3.4
                        Mar-65                     3.8
                        Jun-65                     3.4
                        Sep-65                     3.0
                        Dec-65                     2.5
                        Mar-66                     2.4
                        Jun-66                     2.7
                        Sep-66                     2.6
                        Dec-66                     2.7
                        Mar-67                     2.6
                        Jun-67                     2.5
                        Sep-67                     2.7
                        Dec-67                     2.9
                        Mar-68                     2.7
                        Jun-68                     2.6
                        Sep-68                     2.5
                        Dec-68                     2.6
                        Mar-69                     2.7
                        Jun-69                     2.3
                        Sep-69                     2.4
                        Dec-69                     2.5
                        Mar-70                     2.1
                        Jun-70                     2.4
                        Sep-70                     2.7
                        Dec-70                     2.8
                        Mar-71                     3.2
                        Jun-71                     3.3
                        Sep-71                     3.4
                        Dec-71                     3.2
                        Mar-72                     3.4
                        Jun-72                     3.3
                        Sep-72                     3.6
                        Dec-72                     3.7
                        Mar-73                     3.5
                        Jun-73                     3.6
                        Sep-73                     3.7
                        Dec-73                     3.4
                        Mar-74                     3.3
                        Jun-74                     3.3
                        Sep-74                     3.1
                        Dec-74                     3.0
                        Mar-75                     2.4
                        Jun-75                     2.6
                        Sep-75                     3.0
                        Dec-75                     2.7
                        Mar-76                     2.5
                        Jun-76                     2.6
                        Sep-76                     2.8
                        Dec-76                     2.7
                        Mar-77                     3.0
                        Jun-77                     3.2
                        Sep-77                     3.1
                        Dec-77                     3.3
                        Mar-78                     3.7
                        Jun-78                     3.5
                        Sep-78                     3.4
                        Dec-78                     3.2
                        Mar-79                     2.9
                        Jun-79                     2.4
                        Sep-79                     1.5
                        Dec-79                     1.4
                        Mar-80                     1.4
                        Jun-80                     1.1
                        Sep-80                     0.9
                        Dec-80                     0.9
                        Mar-81                     0.4
                        Jun-81                     0.3
                        Sep-81                     0.3
                        Dec-81                     0.3
                        Mar-82                     1.0
                        Jun-82                     1.4
                        Sep-82                     1.6
                        Dec-82                     1.5
                        Mar-83                     2.0
                        Jun-83                     2.1
                        Sep-83                     2.7
                        Dec-83                     2.6
                        Mar-84                     2.9
                        Jun-84                     3.2
                        Sep-84                     3.5
                        Dec-84                     3.2
                        Mar-85                     3.5
                        Jun-85                     3.9
                        Sep-85                     4.0
                        Dec-85                     4.2
                        Mar-86                     4.1
                        Jun-86                     3.6
                        Sep-86                     3.4
                        Dec-86                     3.8
                        Mar-87                     3.6
                        Jun-87                     3.7
                        Sep-87                     3.5
                        Dec-87                     3.6
                        Mar-88                     3.3
                        Jun-88                     3.3
                        Sep-88                     3.1
                        Dec-88                     3.2
                        Mar-89                     2.9
                        Jun-89                     2.4
                        Sep-89                     2.0
                        Dec-89                     2.0
                        Mar-90                     1.9
                        Jun-90                     1.7
                        Sep-90                     2.0
                        Dec-90                     1.7
                        Mar-91                     1.6
                        Jun-91                     1.5
                        Sep-91                     1.9
                        Dec-91                     2.0
                        Mar-92                     2.3
                        Jun-92                     2.5
                        Sep-92                     2.6
                        Dec-92                     2.7
                        Mar-93                     2.9
                        Jun-93                     2.9
                        Sep-93                     3.1
                        Dec-93                     3.2
                        Mar-94                     3.1
                        Jun-94                     3.3
                        Sep-94                     3.0
                        Dec-94                     3.2
                        Mar-95                     3.7
                        Jun-95                     3.7
                        Sep-95                     3.4
                        Dec-95                     3.4
                        Mar-96                     3.3
                        Jun-96                     3.3
                        Sep-96                     3.3
                        Dec-96                     3.3
                        Mar-97                     3.4
                        Jun-97                     3.7
                        Sep-97                     4.3
                        Dec-97                     4.3
                        Mar-98                     4.1
                        Jun-98                     4.0
                        Sep-98                     4.2
                        Dec-98                     4.3
                        Mar-99                     4.4
                        Jun-99                     4.4
                        Sep-99                     4.5


          The recent increase in oil prices will test the pricing restraint of companies. The weekly ISI pricing power surveys for retail and manufacturing companies should help detect any change in this market sensitive indicator.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES


Additional Performance Information

         The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's inception on October 23, 1990 through the most recent fiscal year-end and must reflect the impact of the Fund's total expenses and its currently effective 4.50% maximum sales charge.

         While the following chart is required by SEC rules, such comparisons are of limited utility since the indices shown are not adjusted for sales charges and ongoing management, distribution and operating expenses applicable to the Fund. An investor who wished to replicate the total return of these indices would have had to own the securities that they represent. Acquiring these securities would require a considerable amount of money and would incur expenses that are not reflected in the index results.

         The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge. These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES

Change in Value of a $10,000 Investment(1)
October 23, 1990 - October 31, 1999


                             (GRAPHIC APPEARS HERE)

        Flag Investors        Lehman Bros.        Lehman Bros.
       Managed Municipal   General Obligation     Prerefunded    Consumer Price
         Fund Shares          Index (G.O.)      Municipal Index   Index (CPI)

10/90       9,550                10,000              10,000          10,000
10/91      10,715                11,125              11,007          10,290
10/92      11,364                12,032              11,889          10,619
10/93      12,996                13,654              13,116          10,916
10/94      12,152                13,172              12,919          11,200
10/95      14,025                14,996              14,282          11,514
10/96      14,680                15,826              14,938          11,859
10/97      15,770                17,141              15,879          12,108
10/98      16,196                18,511              16,811          12,288
10/99      16,348                18,279              17,117          12,610




Average Annual Total Return(1)

 Periods Ended 10/31/99       1 Year        5 Years     Since Inception(2)
   Class A Shares             (7.95)%        5.14%            5.60%


(1) Past performance is not an indicator of future results. Investment return and principal value may fluctuate so that shares, when redeemed,will be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's 4.50% maximum sales charge. The Lehman Brothers indices listed above are unmanaged. Although the G.O. Index reflects general municipal market performance, the Prerefunded Index is a better indicator of the Fund due to its higher quality characteristics. The Fund is invested entirely in AA-rated or better issues. Management is not aware of any single index that contains securities with substantially the same characteristics as those of the Fund. One cannot invest directly in an index. The CPI is a widely used measure of inflation.
(2) 10/23/90.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES


Statement of Net Assets                                       October 31, 1999



                                          Rating*          Par         Market
Issuer                                 (Moody's/S&P)      (000)        Value
-------------------------------------------------------------------------------
Municipal Bonds: 93.5%

General Obligations--72.8%

Arlington County, VA
       5.00%, 10/1/14                      Aaa/AAA      $2,000      $ 1,875,760
Arlington, TX, School District
       5.75%, 2/15/21                      Aa2/AAA       1,465        1,424,566
Charlotte, NC
       5.30%, 4/1/11                       Aaa/AAA       1,590        1,596,694
       5.30%, 4/1/12                       Aaa/AAA       1,120        1,114,310
       5.30%, 4/1/12                       Aaa/AAA       2,325        2,313,189
       5.00%, 2/1/19                       Aaa/AAA       2,300        2,063,470
Dallas, TX
       5.00%, 2/15/10                      Aaa/AAA       1,750        1,769,338
       5.00%, 2/15/13                      Aaa/AAA       1,755        1,652,332
Delaware State, Series A
       5.125%, 4/1/16                      Aa1/AA+       2,150        1,991,549
Dupage County, IL, Jail Project
       5.60%, 1/1/21                       Aaa/AAA       1,600        1,536,656
Florida Board of Education
       6.125%, 6/1/12                      Aa2/AA+       2,250        2,322,720
Florida State Board Cap. Outlay, Series C
       5.50%, 6/1/21                       Aa2/AA+       2,000        1,898,261
Franklin County, OH
       5.45%, 12/1/09                      Aaa/AAA       1,500        1,525,545
       5.50%, 12/1/13                      Aaa/AAA       1,000          999,950
Grand Prairie, TX, School District
       5.20%, 2/15/18                      Aaa/AAA       2,000        1,820,464
King County, WA
       5.20%, 12/1/15                      Aa1/AA+       2,500        2,319,877
       5.00%, 12/1/17                      Aa1/AA+       2,565        2,273,723
Maryland State & Local Facilities,
      Second Series
       5.125%, 10/15/10                    Aaa/AAA       3,000        2,998,698
Metropolitan Government Nashville &
      Davidson County, TN
       5.125%, 11/15/19                    Aa2/AA        2,000        1,776,548
Minneapolis, MN Ref - Ser B
       5.20%, 3/1/13                       Aaa/AAA       3,200        3,084,946

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES



                                          Rating*          Par         Market
Issuer                                 (Moody's/S&P)      (000)        Value
-------------------------------------------------------------------------------

Municipal Bonds--(Continued)

General Obligations--(Continued)

Minneapolis, MN Sports Arena Project
      5.00%, 10/1/12                       Aaa/AAA      $1,920      $ 1,849,141
      5.00%, 10/1/11                       Aaa/AAA       1,710        1,666,486
Minnesota State
       5.00%, 11/1/14                      Aaa/AAA       2,500        2,339,427
Missouri State Series A
       5.00%, 6/1/23                       Aaa/AAA       2,000        1,772,201
North Carolina Public School Building
       4.60%, 4/1/17                       Aaa/AAA       5,000        4,296,179
Plano, TX Independent School District
       5.00%, 2/15/11                      Aaa/AAA       3,000        2,872,350
Portland, OR, Metro Regional
      Government
       5.25%, 9/1/07                       Aa/AA+        1,500        1,522,470
Salt Lake County, UT
       5.25%, 12/15/10                     Aaa/AAA       2,000        2,006,103
South Carolina Capital Improvement
       5.00%, 3/1/09                       Aaa/AAA       2,700        2,689,911
       5.625%, 7/1/14                      Aaa/AAA       2,700        2,709,890
       5.65%, 7/1/21                       Aaa/AAA       1,260        1,221,633
Tennessee State
       5.50%, 3/1/09                       Aaa/AAA       1,535        1,589,354
       5.55%, 3/1/10                       Aaa/AAA       1,000        1,037,740
Washington State, Series A
       5.60%, 7/1/10                       Aa1/AA+       1,500        1,522,369
Washington State, Series E
       5.00%, 7/1/22                       Aa1/AA+       2,000        1,720,570
Washington State, Series R
       5.00%, 7/1/14                       Aa1/AA+       2,250        2,067,351
Wisconsin State, Series 1
       5.00%, 5/1/15                       Aa2/AA        1,000          910,323
Wisconsin State, Series B
       5.00%, 5/1/16                       Aa2/AA        3,500        3,153,473
       5.00%, 5/1/18                       Aa2/AA        1,000          885,063
                                                                    -----------
                                                                     76,190,630
                                                                    -----------

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES


Statement of Net Assets (concluded)                           October 31, 1999

                                          Rating*          Par         Market
Issuer                                 (Moody's/S&P)      (000)        Value
-------------------------------------------------------------------------------

Municipal Bonds--(Concluded)

Other Revenue--2.4%
Texas Water Development Board Revenue
       4.75%, 7/15/20                      Aa1/AAA      $3,000      $ 2,517,784
                                                                    -----------
Prerefunded Issues--10.6%
Arlington, TX, School District
       5.75%, 2/15/21                      Aaa/NR        3,535        3,696,797
Chicago, IL, Metropolitan Water
      Reclamation District-Greater Chicago
       6.30%, 12/1/09                      Aa2/AA        1,000        1,077,763
Indianapolis, IN, Public Improvement
      Board Revenue
       6.00%, 1/10/18                      Aaa/AAA       1,500        1,547,700
Lower Colorado River Authority, Jr. Lien
       5.25%, 1/1/15                       #AAA/AAA      2,000        1,917,080
State of Hawaii Prerefunded
       7.00%, 6/1/06                       #AAA/++         750          763,635
Texas State
       6.00%, 10/1/14                      Aa2/AA        2,000        2,113,292
                                                                    -----------
                                                                     11,116,267
                                                                    -----------
Transportation Revenue--7.7%
Florida Transportation
       5.80%, 7/1/18                       Aa2/AA+       2,000        2,119,540
Kansas Transportation
       5.40%, 3/1/09                       Aa2/AA+       2,000        2,025,720
       5.40%, 3/1/09                       Aa2/AA+       2,500        2,532,120
Virginia State Transportation Board
       5.125%, 5/15/21                     Aa2/AA        1,600        1,421,298
                                                                    -----------
                                                                      8,098,678
                                                                    -----------
Total Municipal Bonds
   (Cost $100,549,265)                                               97,923,359
                                                                    -----------

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES


                                                  Par                  Market
Issuer                                           (000)                  Value
Repurchase Agreement: 5.6%

Goldman Sachs & Co., 5.10% Dated 10/29/99,
      to be repurchased for $5,854,487 on
      11/1/99, collateralized by U.S.
      Treasury Bond, 5.625%, due 2/28/01
      with a market value of $5,979,634
      (Cost $5,852,000)                             $5,852              $ 5,852,000
                                                                       ------------
Total Investments--99.1%
   (Cost $106,401,265)**                                                103,775,359
Other Assets in Excess of Liabilities--0.9%                                 983,041
                                                                       ------------
Net Assets--100.0%                                                     $104,758,400
                                                                       ------------
Net Asset Value and Redemption Price Per:
    Flag Investors Class A Share
       ($34,149,601 / 3,373,894 shares outstanding)                          $10.12
                                                                       ============
    ISI Class Share
       ($70,608,799 / 6,974,447 shares outstanding)                          $10.12
                                                                       ============
Maximum Offering Price Per:
    Flag Investors Class A Share
       ($10.12 / 0.9550)                                                     $10.60
                                                                       ============
    ISI Class Share
       ($10.12 / 0.9555)                                                     $10.60
                                                                       ============

-----------------
           *    The Moody's and Standard & Poor's ratings indicated are believed to be the most recent ratings available as of October 31, 1999.
                Ratings of issues have not been audited by
                PricewaterhouseCoopers LLP.
          **    Also aggregate cost for federal tax purposes.
          ++    Prerefunded bonds backed by U.S. Treasury securities.  Absent prerefunding, this obligation is rated Aa3/A+.

Moody's Municipal Bond Ratings:
        Aaa     Judged to be of the best quality
         Aa     Judged to be of high quality by all standards. Issues are always rated with a 1,2 or 3, which denote a high, medium, or low ranking within the rating.
       #AAA     Advance refunded issues secured
                by escrowed funds held in cash, held in a trust or invested in direct non-callable U.S. government obligations or non-callable obligations
          NR    Not rated.

S&P Municipal Bond Rating:
         AAA    Of the highest quality.
          AA    The second strongest capacity for payments of debt service.
                Those issues determined to possess very strong safety
                characteristics are denoted with a plus (+) sign.
          NR    Not rated.


                       See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES


Statement of Operations

                                                                     For the
                                                                   Year Ended
                                                                   October 31,
--------------------------------------------------------------------------------
                                                                       1999
Investment Income:
      Interest                                                    $  5,843,480
                                                                  ------------
Expenses:
      Investment advisory fee                                          455,727
      Distribution fee                                                 284,830
      Administration fee                                               180,814
      Professional fees                                                101,468
      Accounting fee                                                    57,092
      Registration fees                                                 44,320
      Transfer agent fee                                                43,782
      Printing and Postage                                              38,383
      Custodian fee                                                     25,756
      Miscellaneous                                                     19,836
                                                                  ------------
                  Total expenses                                     1,252,008
      Less: Fees waived                                               (226,616)
                                                                  ------------
Net expenses                                                         1,025,392
                                                                  ------------
Net investment income                                                4,818,088
                                                                  ------------
Net realized and unrealized gain/(loss) on investments:
      Net realized gain from security transactions                     547,939
      Change in unrealized appreciation/depreciation
            of investments                                          (9,251,142)
                                                                  ------------
      Net loss on investments                                       (8,703,203)
                                                                  ------------
Net decrease in net assets resulting from operations              $ (3,885,115)
                                                                  ============



                       See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES


Statements of Changes in Net Assets

                                                            For the Years Ended October 31,
                                                               1999                1998
Increase/(Decrease) in Net Assets:
Operations:
      Net investment income                                 $  4,818,088       $  4,931,438
      Net realized gain from security transactions               547,939            910,737
      Change in unrealized appreciation/
            depreciation of investments                       (9,251,142)         2,598,160
                                                            ------------       ------------
      Net increase/(decrease) in net assets resulting
            from operations                                   (3,885,115)         8,440,335
                                                            ------------       ------------
Dividends to Shareholders from:
      Net investment income and short-term gains:
            Flag Investors Class A Shares                     (1,600,162)        (1,861,540)
            ISI Class Shares                                  (3,369,957)        (3,912,967)
      Net realized long-term gains:
            Flag Investors Class A Shares                       (151,301)          (106,065)
            ISI Class Shares                                    (312,768)          (218,689)
                                                            ------------       ------------
      Total distributions                                     (5,434,188)        (6,099,261)
                                                            ------------       ------------
Capital Share Transactions:
      Proceeds from sale of shares                             8,098,100          7,880,427
      Value of shares issued in
            reinvestment of dividends                          2,739,411          3,000,727
      Cost of shares repurchased                             (14,720,429)       (12,655,343)
                                                            ------------       ------------
      Decrease in net assets derived from capital
            share transactions                                (3,882,918)        (1,774,189)
                                                            ------------       ------------
      Total increase/(decrease) in net assets                (13,202,221)           566,885

Net Assets:
      Beginning of year                                      117,960,621        117,393,736
                                                            ------------       ------------
      End of year including undistributed net
            investment income (distributions in
            excess of net investment income) of
            $(10,935) and $32,118, respectively             $104,758,400       $117,960,621
                                                            ============       ============


                       See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES

Financial Highlights -- Flag Investors Class A
(For a share outstanding throughout each year)

                                                                  For the
                                                                Year Ended
                                                                October 31,
----------------------------------------------------------------------------
                                                                   1999
Per Share Operating Performance:
      Net asset value at beginning of year                         $ 11.01
                                                                   -------
Income from Investment Operations:
      Net investment income                                           0.45
      Net realized and unrealized gain/(loss) on investments         (0.83)
                                                                   -------
      Total from Investment Operations                               (0.38)
                                                                   -------
Less Distributions:
      Distributions from net investment income
            and net realized short-term gains                        (0.47)
      Distributions from net realized long-term gains                (0.04)
                                                                   -------
      Total distributions                                            (0.51)
                                                                   -------
      Net asset value at end of year                               $ 10.12
                                                                   =======
Total Return(3)                                                      (3.61)%
Ratios to Average Daily Net Assets:
      Expenses(1)                                                     0.90%
      Net investment income(2)                                        4.23%
Supplemental Data:
      Net assets at end of year (000):
            Flag Investors Class A Shares                          $34,150
            ISI Class Shares                                       $70,609
      Portfolio turnover rate                                            8%


---------------
(1) Without the waiver of advisory and administration fees (Note 2), the ratio of expenses to average daily net assets would have been 1.10%, 1.13%, 1.10%, 1.13% and 1.10% for the years ended October 31, 1999,1998, 1997, 1996 and
    1995, respectively.
(2) Without the waiver of advisory and administration fees (Note 2), the ratio of net investment income to average daily net assets would have been 4.03%, 4.01%, 4.26%, 4.25% and 4.52% for the years ended October 31, 1999, 1998,
    1997, 1996 and 1995, respectively.
(3) Total return excludes the effect of sales charge.


                       See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES



                       For the Years Ended October 31,
       1998               1997                 1996                 1995

     $ 10.79           $  10.58             $  10.65             $    9.81
     -------           --------             --------             ---------

        0.46               0.52                 0.48                  0.48
        0.33               0.24                   --                  0.98
     -------           --------             --------             ---------
        0.79               0.76                 0.48                  1.46
     -------           --------             --------             ---------


       (0.54)             (0.52)               (0.54)                (0.54)
       (0.03)             (0.03)               (0.01)                (0.08)
     -------           --------             --------             ---------
       (0.57)             (0.55)               (0.55)                (0.62)
     -------           --------             --------             ---------
     $ 11.01           $  10.79             $  10.58             $   10.65
     =======           ========             ========             =========
        7.51%              7.43%                4.67%                15.42%

        0.90%              0.90%                0.90%                 0.90%
        4.24%              4.46%                4.48%                 4.72%


     $37,212            $38,390              $41,193               $45,980
     $80,749            $79,003              $84,712               $86,292
          18%                26%                  32%                   55%




                       See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES


Notes to Financial Statements

NOTE 1--Significant Accounting Policies

         Managed Municipal Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on January 5, 1990 and began operations February 26, 1990, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations.

         The Fund consists of two share classes: ISI Managed Municipal Fund Shares ("ISI Class Shares"), which began operations February 26, 1990, and Flag Investors Managed Municipal Fund Class A Shares ("Flag Investors Class A Shares"), which began operations October 23, 1990.

         The ISI Class Shares have a 4.45% maximum front-end sales charge and the Flag Investors Class A Shares have a 4.50% maximum front-end sales charge. Both classes have a 0.25% distribution fee.

         When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. Under certain circumstances, it is necessary to reclassify prior year information in order to conform to the current year's presentation. The Fund's significant accounting policies are:

         A. Security Valuation--Municipal obligations are usually traded in the over-the-counter market. The Fund utilizes the services of an independent pricing vendor to obtain prices when such prices are determined by the Investment Advisor to reflect the fair market value of such municipal obligations. When there is an available market quotation, the Fund values a municipal obligation by using the most recent quoted bid price provided by an investment dealer. When a market quotation is not readily available, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES


NOTE 1--concluded

         B. Repurchase Agreements--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults, the value of the collateral declines or the broker enters into an insolvency proceeding.

         C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

                      The Fund is organized as a regulated investment company.
            As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

         D. Security Transactions, Investment Income, Distributions and Other--The Fund uses the trade date to account for security transactions and the specific identification cost method for financial reporting and income tax purposes to determine the gain or loss of investments sold or redeemed. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

         International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor and Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Deutsche Bank AG, is the Fund's administrator. As compensation for its

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES

NOTE 2--continued

advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. For the year ended October 31, 1999, ISI's advisory fee was $455,727 of which $30,221 was payable at the end of the year. As compensation for its administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. Prior to June 1, 1999, this fee was calculated daily and paid monthly at the annual rate of 0.20%. Effective June 1, 1999 the fee is based on the combined assets of ISI Funds and is calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million. Concurrent with the fee change, ISI has agreed to be solely responsible for any fee waivers necessary to cap fund expense levels.

         Prior to June 1, 1999, ISI and ICC had agreed to reduce their fees proportionately when necessary so that the Fund's annual expenses are no more than 0.90% of the Fund's average daily net assets. For the year ended October 31, 1999, ISI waived fees of $166,103 and ICC waived fees of $60,513.

         Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor or administrator.

         ICC also provides accounting services to the Fund for which the Fund pays ICC an annual fee that is calculated daily based upon its average daily net assets and paid monthly. For the year ended October 31, 1999, ICC's fee was $57,092 of which $4,740 was payable at the end of the year.

         ICC also provides transfer agency services to the Fund for which the Fund pays ICC a per account fee that is calculated and paid monthly. For the year ended October 31, 1999, ICC's fee was $43,782 of which $6,719 was payable at the end of the year.

         ISI Group Inc. ("ISI Group"), which is affiliated with ISI provides distribution services for the ISI class of the Fund for which ISI Group is paid an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the ISI Class' average daily net assets. ICC Distributors, Inc. ("ICC Distributors"), a member of the Forum Financial Group of companies, provides distribution services for the Flag Investors Class A Shares for which ICC Distributors is paid an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets. For the year ended October 31, 1999, distribution fees aggregated $284,830. ISI group's fee was $192,842 of which $15,049 was payable at the end of the year. ICC Distributor's fee was $91,988 of which $7,324 was payable at the end of the year.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES


NOTE 2--concluded

         The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended October 31, 1999 was $5,453, and the accrued liability was $24,957.

NOTE3--Capital Share Transactions
The Fund is authorized to issue up to 37 million shares of $.001 par value capital stock (15 million Flag Investors Class A, 20 million ISI Class, and 2 million undesignated). Transactions in shares of the Fund are listed below.

                                                                  Flag Investors Class A Shares
                                                             -------------------------------------
                                                             For the                      For the
                                                           Year Ended                   Year Ended
                                                         October 31, 1999             October 31, 1998
                                                         ---------------              ----------------
      Shares sold                                               490,026                     206,924
      Shares issued to shareholders on
         reinvestment of dividends                               92,630                      87,142
      Shares redeemed                                          (590,052)                   (470,241)
                                                           ------------                ------------
      Net decrease in shares outstanding                         (7,396)                   (176,175)
                                                           ============                ============
      Proceeds from sale of shares                         $  5,300,208                $  2,245,321
      Value of reinvested dividends                             991,493                     943,497
      Cost of shares redeemed                                (6,335,561)                 (5,115,075)
                                                           ------------                ------------
      Net decrease from capital share transactions         $    (43,860)               $ (1,926,257)
                                                           ============                ============

                                                                       ISI Class Shares
                                                             -------------------------------------
                                                              For the                      For the
                                                            Year Ended                   Year Ended
                                                          October 31, 1999             October 31, 1998
                                                          ---------------              ----------------
      Shares sold                                               261,822                     518,215
      Shares issued to shareholders on
         reinvestment of dividends                              163,148                     190,021
      Shares redeemed                                          (786,574)                   (695,012)
                                                           ------------                ------------
      Net increase/(decrease) in
         shares outstanding                                    (361,604)                     13,224
                                                           ============                ============
      Proceeds from sale of shares                          $ 2,797,892                  $5,635,106
      Value of reinvested dividends                           1,747,918                   2,057,230
      Cost of shares redeemed                                (8,384,868)                 (7,540,268)
                                                           ------------                ------------
      Net increase/(decrease) from
          capital share transactions                       $ (3,839,058)                 $  152,068
                                                           ============                ============

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES



Notes to Financial Statements (concluded)

NOTE 4--Investment Transactions

         Excluding short-term obligations, purchases of investment securities aggregated $8,305,917 and sales of investment securities aggregated $16,582,959 for the year ended October 31, 1999.

         On October 31, 1999, aggregate net unrealized depreciation over tax cost for portfolio securities was $2,625,906, of which $1,324,517 related to appreciated securities and $3,950,423 related to depreciated securities.

NOTE 5--Net Assets

         On October 31, 1999, net assets consisted of:

Paid-in capital:
      Flag Investors Class A Shares                           $ 34,149,466
      ISI Class Shares                                          73,245,775
Distributions in excess of net investment income                   (10,935)
Unrealized depreciation of investments                          (2,625,906)
                                                              -------------
                                                              $104,758,400
                                                              =============

NOTE 6--Subsequent Event

         Pursuant to the regular meetings of the Board of Directors held on December 13, 1999, the following appointment was resolved. Deloitte & Touche LLP were appointed as Independent Auditors for Managed Municipal Fund, Inc., to review and report on such Fund's financial statements for the fiscal period ending October 31, 2000, subject to termination as provided in the Investment Company Act 1940, as amended. This change was not the result of any disagreements or reportable events with PricewaterhouseCoopers LLP.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES


Report of Independent Accountants

To the Shareholders and Directors of
Managed Municipal Fund, Inc.

          In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managed Municipal Fund, Inc. (the "Fund") at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Baltimore, Maryland
December 14, 1999

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES


Tax Information (unaudited) for the Tax Year Ended October 31, 1999

         We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

         The fund's distributions to shareholders included $464,069 from long-term capital gains which are subject to the 20% rate gains category.

         The fund's distributions to shareholders included $4,740,502 from tax-exempt income.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES



Directors and Officers

                                EDWARD S. HYMAN
                                    Chairman

          R. ALAN MEDAUGH                          MARGARET M. BEELER
             President                          Assistant Vice President

         JOSEPH R. HARDIMAN                          KEITH C. REILLY
              Director                           Assistant Vice President

           LOUIS E. LEVY                              AMY M. OLMERT
              Director                                  Secretary

         CARL W. VOGT, ESQ.                          CHARLES A. RIZZO
              Director                                  Treasurer

            NANCY LAZAR                              DANIEL O. HIRSCH
           Vice President                           Assistant Secretary

          CARRIE L. BUTLER
           Vice President




Investment Objective

A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations.



                 This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

                 For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                             (GRAPHIC APPEARS HERE)


                               (ALEX BROWN LOGO)


                                     Growth

                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                   Specialty
                       Flag Investors Communications Fund
                   Flag Investors Real Estate Securities Fund

                                    Balanced
                       Flag Investors Value Builder Fund

                                  Fixed Income
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares

                                  Money Market
                    Flag Investors Cash Reserve Prime Shares

                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG
                             www.flaginvestors.com

                                Distributed by:
                             ICC Distributors, Inc.


                                                            MMANN (12/99)